Condensed financial information of the parent company (Tables)	12 Months Ended
Jun. 30, 2025
Condensed Financial Information Disclosure [Abstract]
Summary Of Condensed Balance Sheet
Condensed Balance Sheets

	As of June 30,
	2024	2025	2025
	RMB	RMB	$ Note 2 (e)
ASSETS
Cash	-	4,037,883	563,667
Short-term investment	-	661,824	92,387
Amounts due from the Group’s entities		3,216,456	449,000
Prepaid expenses and other current assets	-	26,863,500	3,750,000
Other non-current assets	-	4,931,108	688,355
Investment in subsidiaries	27,807,737	17,118,074	2,389,592
TOTAL ASSETS	27,807,737	56,828,845	7,933,001

LIABILITIES
Accrued expenses and other current liabilities	-	6,258	874
TOTAL LIABILITIES	-	6,258	874

SHAREHOLDERS’ EQUITY
Ordinary Shares ($0.0001 par value per share; 500,000,000 and 500,000,000 shares authorized as of June 30, 2024 and 2025; 20,000,000 and 22,000,000 shares issued and outstanding as of June 30, 2024 and 2025, respectively *)	12,720	14,177	1,979
Additional paid-in capital	65,063,327	107,349,192	14,985,369
Share subscription receivable	(12,720)	(12,720)	(1,776)
Accumulated deficit	(37,278,750)	(49,761,797)	(6,946,479)
Accumulated other comprehensive income/(loss)	23,160	(766,265)	(106,966)
Total shareholders' equity	27,807,737	56,822,587	7,932,127
TOTAL LIABILITIES AND SHAREHOLDES’ EQUITY	27,807,737	56,828,845	7,933,001

*	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization. (Note 11).

Summary Of Condensed Statements of operations and comprehensive loss
Condensed Statements of operations

	For the years ended June 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	$ Note 2 (e)
Operating expenses:
General and administrative expenses	-	-	(5,016,921)	(700,335)
Financial expenses, net	-	-	207,024	28,899
Share-based compensation expenses	(12,880,986)	-	-	-
Share of loss in subsidiaries	(4,749,848)	(4,055,592)	(7,673,150)	(1,071,131)
Loss from operations	(17,630,834)	(4,055,592)	(12,483,047)	(1,742,567)
Net loss	(17,630,834)	(4,055,592)	(12,483,047)	(1,742,567)

Summary Of Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	For the years ended June 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	$ Note 2 (e)
Net cash used in operating activities	-	-	(39,836,955)	(5,561,024)
Net cash used in investing activities	-	-	(5,658,778)	(789,935)
Net cash provided by financing activities	-	-	50,333,827	7,026,331
Effect of exchange rate changes on cash	-	-	(800,211)	(111,705)
Net change in cash	-	-	4,037,883	563,667
Cash at beginning of the year s	-	-	-	-
Cash at end of the year s	-	-	4,037,883	563,667